Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 29, 2016
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Jun. 29, 2016
Document Effective Date	Jun. 30, 2016
Prospectus Date	Jun. 30, 2016
Muzinich Low Duration Fund | Class A
Prospectus:
Trading Symbol	MZLRX
Muzinich Low Duration Fund | Institutional
Prospectus:
Trading Symbol	MZLIX
Muzinich Low Duration Fund | Supra Institutional
Prospectus:
Trading Symbol	MZLSX